Fair Value Measurements	9 Months Ended
Sep. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value measurements are utilized to determine the value of certain liabilities, to perform impairment assessments, and for disclosure purposes.  In February 2012, the Company issued financial instruments with features that were determined to be derivative liabilities, and as a result must be measured at fair value on a recurring basis under Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 820-10 Fair Value Measurements and Disclosures – Overall.  In addition we apply the fair value provisions of ASC 820-10-35 Fair Value Measurements and Disclosures – Overall – Subsequent Measurement, for our nonfinancial assets which include our held for sale and impaired held for use hotels and the disclosure of the fair value of our debt.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 non-financial asset valuations use unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.  We develop these inputs based on the best information available, including our own data. Financial asset and liability valuation inputs include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liability; this includes pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Non financial assets

Nonfinancial asset fair value measurements are discussed below in the note “Impairment Losses.”

 Financial instruments

As of September 30, 2013 and December 31, 2012, the fair value of the derivative liabilities was determined by the Monte Carlo simulation method.  The Monte Carlo simulation method is a generally accepted statistical method used to generate a defined number of stock price paths in order to develop a reasonable estimate of the range of future expected stock prices of the Company and its peer group and minimizes standard error.

The fair value of the Company’s financial liabilities carried at fair value and measured on a recurring basis as of September 30, 2013 and December 31, 2012 are as follows (dollars in thousands):

	Fair Value at
	September 30, 2013	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$5,914	$0	$0	$5,914
Warrant derivative	5,527	0	0	5,527
	$11,441	$0	$0	$11,441

	Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Series C preferred embedded derivative	$7,205	$0	$0	$7,205
Warrant derivative	8,730	0	0	8,730
	$15,935	$0	$0	$15,935

There were no transfers between levels during the three and nine months ended September 30, 2013 and 2012.

The following tables present a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3), and the realized and unrealized gains (losses) recorded in the Consolidated Statement of Operations in other income (expenses) for each of the quarter and nine months ending September 30, 2013 (dollars in thousands):

	Three months ending			Three months ending
	September 30, 2013			September 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	$6,588	$7,527	$14,115	$7,701	$8,334	$16,035
Net unrealized (gains)
losses included in
other income (loss)	(674)	(2,000)	(2,674)	256	976	1,232
Purchases, sales, issuances
and settlements, net	0	0	0	0	0	0
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	$5,914	$5,527	$11,441	$7,957	$9,310	$17,267

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	$0	$0	$0	$0	$0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	$(674)	$(2,000)	$(2,674)	$256	$976	$1,232

	Nine months ending			Nine months ending
	September 30, 2013			September 30, 2012
	Series C			Series C
	preferred			preferred
	embedded	Warrant		embedded	Warrant
	derivative	derivative	Total	derivative	derivative	Total
Fair value, beginning of period	$7,205	$8,730	$15,935	$0	$0	$0
Net unrealized (gains)
losses, included in
other income (loss)	(1,291)	(3,203)	(4,494)	882	696	1,578
Purchases, sales, issuances
and settlements, net	0	0	0	7,075	8,614	15,689
Gross transfers in	0	0	0	0	0	0
Gross transfers out	0	0	0	0	0	0
Fair value, end of period	$5,914	$5,527	$11,441	$7,957	$9,310	$17,267

Changes in realized (gains)
losses, included in income
on instruments held
at end of period	$0	$0	$0	$0	$0	$0
Changes in unrealized
(gains) losses, included in
income on instruments
held at end of period	$(1,291)	$(3,203)	$(4,494)	$882	$696	$1,578

The Company estimates the fair value of its fixed rate debt and the credit spreads over variable market rates on its variable rate debt by discounting the future cash flows of each instrument at estimated market rates or credit spreads consistent with the maturity of the debt obligation with similar credit policies. Credit spreads take into consideration general market conditions and maturity. The inputs utilized in estimating the fair value of debt are classified in Level 2 of the hierarchy. The carrying value and estimated fair value of the Company’s debt as of September 30, 2013 and December 31, 2012 are presented in the table below (dollars in thousands):

	Carrying Value		Estimated Fair Value
	September 30,	December 31,	September 30,	December 31,
	2013	2012	2013	2012

Continuing operations	$91,342	$89,509	$92,143	$93,816
Discontinued operations	26,252	43,312	26,815	45,343
Total	$117,594	$132,821	$118,958	$139,159